Quarterly Report
November 30, 2023
MFS®  Mid Cap Growth Fund
OTC-Q1

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace & Defense – 3.2%
Hexcel Corp.	961,799	$66,662,289
Howmet Aerospace, Inc.	5,222,189	274,687,141
TransDigm Group, Inc.	72,910	70,202,852
		$411,552,282
Automotive – 2.4%
Copart, Inc. (a)	6,199,257	$311,326,687
Brokerage & Asset Managers – 1.4%
LPL Financial Holdings, Inc.	452,474	$100,584,970
NASDAQ, Inc.	1,468,428	81,997,020
		$182,581,990
Business Services – 13.2%
CoStar Group, Inc. (a)	3,103,872	$257,745,531
Equifax, Inc.	463,425	100,892,257
Factset Research Systems, Inc.	240,518	109,065,292
FleetCor Technologies, Inc. (a)	405,302	97,475,131
Morningstar, Inc.	663,567	188,028,345
MSCI, Inc.	605,770	315,515,304
TransUnion	1,035,733	60,818,242
Tyler Technologies, Inc. (a)	512,547	209,549,715
Verisk Analytics, Inc., “A”	1,572,564	379,664,127
		$1,718,753,944
Computer Software – 8.6%
ANSYS, Inc. (a)	365,082	$107,100,456
Autodesk, Inc. (a)	435,398	95,103,985
Bumble, Inc., “A” (a)	934,143	12,947,222
Cadence Design Systems, Inc. (a)	1,547,288	422,827,392
Datadog, Inc., “A” (a)	1,190,374	138,761,897
Dun & Bradstreet Holdings, Inc.	3,268,938	34,618,053
Synopsys, Inc. (a)	574,934	312,321,397
		$1,123,680,402
Computer Software - Systems – 5.3%
Arista Networks, Inc. (a)	469,838	$103,228,107
Constellation Software, Inc.	115,391	271,038,531
HubSpot, Inc. (a)	167,035	82,503,597
ServiceNow, Inc. (a)	344,047	235,926,790
		$692,697,025
Construction – 3.7%
AZEK Co., Inc. (a)	3,239,009	$111,713,420
Martin Marietta Materials, Inc.	119,367	55,456,715
Vulcan Materials Co.	1,457,556	311,275,659
		$478,445,794
Consumer Products – 1.9%
Church & Dwight Co., Inc.	2,320,938	$224,272,239
ODDITY Tech Ltd. (a)	834,047	28,424,322
		$252,696,561
Consumer Services – 1.3%
Bright Horizons Family Solutions, Inc. (a)	1,939,704	$169,607,718

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 5.2%
AMETEK, Inc.	2,110,257	$327,575,194
Hubbell, Inc.	300,804	90,241,200
Littlefuse, Inc.	431,412	100,432,714
nVent Electric PLC	1,373,794	73,154,531
Rockwell Automation, Inc.	316,792	87,257,188
		$678,660,827
Electronics – 5.5%
ASM International N.V.	529,641	$271,365,248
Entegris, Inc.	250,581	26,160,656
Monolithic Power Systems, Inc.	771,308	423,232,126
		$720,758,030
Energy - Independent – 2.6%
Chesapeake Energy Corp. (l)	2,040,915	$163,905,884
Diamondback Energy, Inc.	1,053,516	162,673,405
Hess Corp.	60,068	8,443,158
		$335,022,447
Engineering - Construction – 0.5%
Quanta Services, Inc.	357,490	$67,318,942
Entertainment – 1.6%
Spotify Technology S.A. (a)	1,133,982	$209,911,408
Gaming & Lodging – 3.4%
DraftKings, Inc. (a)	3,327,712	$127,251,707
Hyatt Hotels Corp.	1,556,979	178,678,910
Las Vegas Sands Corp.	1,235,074	56,961,613
Red Rock Resorts, Inc.	1,794,892	79,926,541
		$442,818,771
General Merchandise – 0.4%
Five Below, Inc. (a)	275,627	$51,944,664
Insurance – 3.3%
Arthur J. Gallagher & Co.	1,747,919	$435,231,831
Internet – 2.5%
Gartner, Inc. (a)	673,856	$293,019,543
Match Group, Inc. (a)	1,160,183	37,566,726
		$330,586,269
Leisure & Toys – 2.7%
Electronic Arts, Inc.	275,798	$38,062,882
Take-Two Interactive Software, Inc. (a)	1,944,950	307,691,090
		$345,753,972
Machinery & Tools – 2.3%
Ingersoll Rand, Inc.	1,715,530	$122,540,308
Wabtec Corp.	1,556,891	181,471,215
		$304,011,523
Medical & Health Technology & Services – 4.8%
Chemed Corp.	158,932	$90,114,444
Henry Schein, Inc. (a)	528,957	35,297,301
ICON PLC (a)	857,035	228,776,923
IDEXX Laboratories, Inc. (a)	259,054	120,672,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Veeva Systems, Inc. (a)	831,880	$145,005,003
		$619,866,205
Medical Equipment – 8.6%
Agilent Technologies, Inc.	1,421,391	$181,653,770
Bruker BioSciences Corp.	2,620,747	170,584,422
DexCom, Inc. (a)	1,406,425	162,470,216
Envista Holdings Corp. (a)	2,474,525	56,146,972
Masimo Corp. (a)	593,484	55,645,060
STERIS PLC	1,275,406	256,280,081
Waters Corp. (a)	190,069	53,335,262
West Pharmaceutical Services, Inc.	507,464	177,998,073
		$1,114,113,856
Pharmaceuticals – 2.6%
Alnylam Pharmaceuticals, Inc. (a)	167,327	$28,152,768
Argenx SE, ADR (a)	231,971	104,528,452
Ascendis Pharma, ADR (a)(h)	1,173,339	117,838,436
Legend Biotech Corp., ADR (a)	1,344,531	81,774,375
		$332,294,031
Pollution Control – 1.2%
GFL Environmental, Inc.	3,464,389	$99,427,964
Waste Connections, Inc.	382,720	51,854,733
		$151,282,697
Printing & Publishing – 2.3%
Warner Music Group Corp.	1,052,512	$34,848,672
Wolters Kluwer N.V.	1,953,074	268,503,829
		$303,352,501
Restaurants – 1.8%
Chipotle Mexican Grill, Inc., “A” (a)	80,201	$176,622,652
Wingstop, Inc.	263,241	63,272,607
		$239,895,259
Specialty Stores – 4.7%
Lululemon Athletica, Inc. (a)	412,415	$184,267,022
O'Reilly Automotive, Inc. (a)	246,127	241,790,242
Tractor Supply Co.	298,638	60,626,500
Ulta Beauty, Inc. (a)	278,516	118,645,031
		$605,328,795
Telecommunications - Wireless – 0.3%
SBA Communications Corp., REIT	174,943	$43,203,923
Total Common Stocks		$12,672,698,354
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/2040) (a)	CAD 11.5	N/A	115,391	$0

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 5.46% (v)	356,501,021	$356,536,671

Other Assets, Less Liabilities – 0.0%		2,851,218
Net Assets – 100.0%		$13,032,086,243
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $474,375,107 and $12,554,859,918, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,377,942,464	$—	$—	$11,377,942,464
Netherlands	539,869,077	—	—	539,869,077
Canada	422,321,228	0	—	422,321,228
Denmark	117,838,436	—	—	117,838,436
Belgium	104,528,452	—	—	104,528,452
China	81,774,375	—	—	81,774,375
Israel	28,424,322	—	—	28,424,322
Mutual Funds	356,536,671	—	—	356,536,671
Total	$13,029,235,025	$0	$—	$13,029,235,025
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At November 30, 2023, the value of securities loaned was $29,355,072. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $30,213,855.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Ascendis Pharma, ADR	$88,520,882	$24,590,007	$—	$—	$4,727,547	$117,838,436
MFS Institutional Money Market Portfolio	419,936,182	256,216,304	319,614,036	8,430	(10,209)	356,536,671
	$508,457,064	$280,806,311	$319,614,036	$8,430	$4,717,338	$474,375,107
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Ascendis Pharma, ADR	$—	$—
MFS Institutional Money Market Portfolio	5,346,811	—
	$5,346,811	$—